SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (International Lease Finance Corporation (ILFC), USD $)	12 Months Ended
Dec. 31, 2011 series
Other Noncontrolling Interests
Number of series of MAPS	2
Market auction preferred stock (MAPS) (in shares)	1,000
Series A
Other Noncontrolling Interests
Market auction preferred stock (MAPS) (in shares)	500
Liquidation value per share (in shares)	100,000
Dividend rate setting interval (in weeks)	7
Dividend rate setting interval (in days)	49
Dividend rate on market auction preferred stock (as a percent)	0.25%
Series B
Other Noncontrolling Interests
Market auction preferred stock (MAPS) (in shares)	500
Liquidation value per share (in shares)	100,000
Dividend rate setting interval (in weeks)	7
Dividend rate setting interval (in days)	49
Dividend rate on market auction preferred stock (as a percent)	0.88%